CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2020
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

5.CASH AND CASH EQUIVALENTS

	Average yield	June 30,	December 31,
	p.a. %	2020	2019
Cash and banks	0.40	6,070,196	2,464,097

Cash equivalents
Local currency
Fixed-term deposits (1)	75.34% of CDI	358,900	630,075

Foreign currency
Fixed-term deposits (1)	0.76	4,044,605	154,955
		10,473,701	3,249,127
1)	Refers to Time Deposit and Sweep Account applications, maturing up to 90 days.

Time Deposit is a remunerated bank deposit with a specific maturity period.

Sweep Account: is a paid sweep account. At the end of the day, the balance remaining in the account is automatically applied and automatically made available the next business day in the morning.